Post-retirement and other defined benefit schemes - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years
Pension schemes | UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	3.20%	3.30%
Rate of increase in pensions in payment (as a percent)	3.10%	3.10%
Discount rate - defined benefit obligation (as a percent)	4.90%	1.90%
Discount rate - interest cost	5.00%	1.90%
Discount rate - service cost	4.80%	1.90%
Weighted average duration of the post-retirement scheme obligations	12 years
Long-term improvement rate of Mortality Projections Model	1.00%
Percentage of members assumed to transfer out	25.00%	30.00%
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	22 years 2 months 12 days	22 years 6 months
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 2 months 12 days	23 years 8 months 12 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 9 months 18 days	23 years 10 months 24 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 10 months 24 days	25 years 2 months 12 days
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	2.50%	2.20%
Rate of increase in salaries (as a percent)	4.00%	3.70%
Rate of increase in pensions in payment (as a percent)	2.50%	2.20%
Discount rate - defined benefit obligation (as a percent)	3.70%	1.20%
Discount rate - interest cost	3.80%	1.00%
Discount rate - service cost	3.70%	1.40%
Weighted average duration of the post-retirement scheme obligations	14 years
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Discount rate - defined benefit obligation (as a percent)	5.00%	2.80%
Discount rate - interest cost	4.90%	2.20%
Weighted average duration of the post-retirement scheme obligations	10 years
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	22 years	21 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 2 months 12 days	23 years 2 months 12 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 4 months 24 days	23 years 3 months 18 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years	24 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)	1.90%	2.30%
Rate of increase in salaries (as a percent)	3.40%	3.80%
Rate of increase in pensions in payment (as a percent)	1.90%	2.30%
Discount rate - defined benefit obligation (as a percent)	4.10%	1.80%
Discount rate - interest cost	4.00%	1.60%
Discount rate - service cost	4.00%	1.90%
Weighted average duration of the post-retirement scheme obligations	16 years
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	21 years 9 months 18 days	21 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 7 months 6 days	23 years 7 months 6 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 10 months 24 days	24 years 6 months
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	26 years	25 years 7 months 6 days